Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2024	2025
Accrued expenses and other current liabilities:
Loan from third parties (1)	$9,445,508	$10,349,683
Payroll payable	5,690,806	9,701,281
Other tax payable	4,464,196	4,797,160
Interest payable	492,334	1,616,048
Professional service fees payable	137,737	482,743
Others	3,058,872	2,970,820
Accrued expenses and other current liabilities	$23,289,453	$29,917,735
Accrued liabilities, non-current：
Long-term loan from third parties (2)	2,534,490	3,764,131
Litigation related payable (3)	4,508,695	4,704,972
Accrued liabilities, non-current	7,043,185	8,469,103
TOTAL	$30,332,638	$38,386,838

(1)	Loan from third parties mainly consisted of:

Unsecured borrowings from third parties for ordinary business operation. For the borrowings, the interest rates range from 3.0% to 15.4% per annum and from 3.8% to 15.4% per annum for the years ended December 31, 2024 and 2025, respectively. The interest expenses were $633,942, $258,646 and $453,004 for the years ended December 31, 2023, 2024 and 2025. The borrowings are payable on demand.

Among them, five of the borrowings were sourced from five individuals or companies, who have no relationship with the Group. As of the date of this annual report, these borrowings remain overdue. The Group is actively engaging in negotiations with the aforesaid borrowers to secure an extension agreement. The loan are subject to litigation. See Note 18 for details.

(2)	Long-term loan from a third party primarily consisted of long-term loan for the purpose of investing in Zhizhen Guorui (Note 7) in February 2022, amounted to $3,764,131 as of December 31, 2025, with free interest rate in the first three years. The loan is due in five years, and if Zhizhen Guorui declares any cash dividend to the Group, the cash dividend would become the source to repay the loan in the first priority. The Group will repay the loan on the due day.

(3)	Litigation related payable mainly consisted of the litigation fee for the lawsuit between the Group and Apple paid by the third parties on behalf of the Group.